RELATED PARTY TRANSACTIONS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
RELATED PARTY TRANSACTION
Schedule of Related Party Transaction
Name of related party	Nature of transaction	For the period ended March 31, 2022	For the year ended December 31, 2021
BZIM	No transaction during the year	NA	NA
ZNTB	Office rental paid on behalf of the Group	$-	189,235
BXDT	System service fee	$618,119	485,190
HZTC	System service fee	$-	739,016
Changtongfu	YCloud service revenue	$158,518	4,646,329

Name of related party	Nature of transaction	For the year ended December 31, 2021	For the year ended December 31, 2020
BZIM	No transaction during the year	NA	NA
ZNTB	Office rental paid on behalf of the Group	$189,235	-
BXDT	System service fee	$485,190	-
HZTC	System service fee	$739,016	-
Changtongfu	YCloud Service revenue	$4,646,329	-